Accounts Receivable	12 Months Ended
Sep. 30, 2011
Accounts Receivable [Abstract]
Accounts Receivable

5. Accounts Receivable

Accounts receivable, net of the allowance for doubtful accounts, consist of the following at September 30, 2011, and 2010:

(Dollars in thousands)	2011	2010
Commercial	$137,498	137,833
U.S. Government and prime contractors	6,585	3,265
Total	$144,083	141,098